CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Revenues:
Product sales									$ 1,077,874	$ 1,186,197	$ 1,199,134
Repair service agreement commissions									100,383	113,615	109,730
Service revenues									13,710	14,659	13,725
Total net sales									1,191,967	1,314,471	1,322,589
Finance charges and other revenues									324,064	282,377	290,589
Total revenues	$ 420,386	$ 373,172	$ 366,647	$ 355,826	$ 432,805	$ 376,773	$ 398,157	$ 389,113	1,516,031	1,596,848	1,613,178
Costs and expenses:
Cost of goods sold	200,497	175,591	172,306	171,950	217,373	192,374	208,869	204,466	720,344	823,082	833,126
Selling, general and administrative expense									450,413	460,896	436,115
Provision for bad debts									216,875	242,294	222,177
Charges and credits									13,331	6,478	8,044
Total costs and expenses									1,400,963	1,532,750	1,499,462
Operating income	44,841	20,853	29,192	20,182	28,700	16,391	6,351	12,656	115,068	64,098	113,716
Interest expense									80,160	98,615	63,106
Loss on extinguishment of debt									3,274	0	1,367
Income (loss) before income taxes									31,634	(34,517)	49,243
Provision (benefit) for income taxes									25,171	(8,955)	18,388
Net income (loss)	$ 3,201	$ 1,569	$ 4,273	$ (2,580)	$ (74)	$ (3,815)	$ (11,924)	$ (9,749)	$ 6,463	$ (25,562)	$ 30,855
(Loss) earnings per share:
Basic (in dollars per share)	$ 0.10	$ 0.05	$ 0.14	$ (0.08)	$ 0.00	$ (0.12)	$ (0.39)	$ (0.32)	$ 0.21	$ (0.83)	$ 0.88
Diluted (in dollars per share)	$ 0.10	$ 0.05	$ 0.14	$ (0.08)	$ 0.00	$ (0.12)	$ (0.39)	$ (0.32)	$ 0.20	$ (0.83)	$ 0.87
Weighted-average common shares outstanding:
Basic (in shares)									31,192,439	30,776,479	35,084,343
Diluted (in shares)									31,777,823	30,776,479	35,557,069